ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Line Items]
Accounts receivables	¥ 5,472,967,286		¥ 5,584,548,167
Allowance for credit losses	(325,929,467)		(318,197,517)	¥ (254,565,101)	¥ (256,605,518)
Accounts receivable, net	5,147,037,819	$ 758,076,738	5,266,350,650
Amount of accounts receivable pledged as collateral for borrowings	¥ 851,038,544		¥ 1,200,492,957